Subsequent events (Details Narrative) - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Oct. 01, 2025	Oct. 31, 2025
Subsequent Event [Line Items]
Gross proceeds from initial public offering		$ 12.0
IPO [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Aggregate initial public offering shares	3,000,000
Price per share	$ 4.00
Gross proceeds from initial public offering	$ 12.0